Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (19,815,422)	$ (2,545,890)	$ (2,660,408)	$ (3,386,868)